GENERAL - Narrative (Details)	Jan. 31, 2021 $ / shares	Dec. 31, 2020 floating_storage_regasification_unit	Dec. 31, 2020 carrier	Dec. 31, 2020	Dec. 31, 2020 vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2019 floating_storage_regasification_unit carrier	Jul. 12, 2018	Apr. 30, 2016 USD ($)
$800 million facility | Senior Secured Credit Facility
Ownership interests:
Debt instrument, face amount | $						$ 800,000,000			$ 800,000,000
FSRUs
Ownership interests:
Number of vessels		6			6		6
LNG Carrier
Ownership interests:
Number of vessels			4		4		4
Golar
Ownership interests:
Ownership interest				30.80%			30.60%
Golar GP LLC
Ownership interests:
General Partners ownership interest				2.00%			2.00%
Incentive Distribution Rights | Golar GP LLC
Ownership interests:
Ownership of incentive distribution rights (IDRs)				100.00%			100.00%
Hilli
Ownership interests:
Percentage of voting interests acquired				50.00%				50.00%
Merger Agreement | Subsequent Event
Ownership interests:
Merger share price (USD per share) | $ / shares	$ 3.55
Hilli | Hilli | Variable Interest Entity, Not Primary Beneficiary
Ownership interests:
Percentage of voting interests acquired								50.00%